Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Applied Finance Dividend Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Dividend Fund
Class Name	Institutional Class
Trading Symbol	AFAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Applied Finance Dividend Fund, Institutional Class for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$107	0.97%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of May 1, 2025 to April 30, 2026, the Applied Finance Dividend Fund Institutional Class (the “Fund”) returned 20.47%.

In comparison, the Morningstar US Market Total Return Index returned 30.96% and the Morningstar US Large Mid Value Total Return Index returned 23.44% for the same period.

What key factors influenced performance?

US stocks rose strongly from May 2025 through January 2026 as fears over tariffs dissipated. March 2026 saw declines as war in Iran and fears over energy prices dominated news cycles. However, stocks rebounded sharply in April, with one of the highest return months in recent years.

The performance of the Morningstar US Market Total Return Index was strongest in the Information Technology and Communication Services sectors. During the 12 months ending April 30, 2026, Growth stocks slightly outperformed Value stocks.

The Fund’s holdings focus on dividend income and capital appreciation. The Fund’s emphasis on dividend-paying stocks lowered performance relative to the Morningstar US Market Total Return Index. Financials, Health Care and Energy sectors were leading contributors to the Fund’s performance, while Information Technology, Communication Services and Consumer Discretionary sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to sector allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	10 Year
Applied Finance Dividend Fund - Institutional Class	20.47%	7.99%	12.99%
Morningstar US Market Total Return Index¹	30.96%	12.08%	14.86%
Morningstar US Large Mid Value Total Return Index¹	23.44%	11.24%	11.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.
Net Assets	$ 30,600,981
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 93,261
Investment Company, Portfolio Turnover	13.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$30,600,981
Number of Holdings	39
Total Net Advisory Fee	$93,261
Portfolio Turnover Rate	13.57%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
Federated Treasury Obligations Fund	5.37%
Cisco Systems, Inc.	3.24%
Marathon Petroleum Corp.	3.16%
Target Corp.	2.97%
State Street Corp.	2.96%
Omega Healthcare Investors, Inc.	2.91%
Hasbro, Inc.	2.86%
Eaton Corp. plc	2.84%
Chevron Corp.	2.83%
The PNC Financial Services Group, Inc.	2.81%

Applied Finance Dividend Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Dividend Fund
Class Name	Investor Class
Trading Symbol	AFALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Applied Finance Dividend Fund, Investor Class for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$134	1.22%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of May 1, 2025 to April 30, 2026, the Applied Finance Dividend Fund Investor Class (the “Fund”) returned 20.20%.

In comparison, the Morningstar US Market Total Return Index returned 30.96% and the Morningstar US Large Mid Value Total Return Index returned 23.44% for the same period.

What key factors influenced performance?

US stocks rose strongly from May 2025 through January 2026 as fears over tariffs dissipated. March 2026 saw declines as war in Iran and fears over energy prices dominated news cycles. However, stocks rebounded sharply in April, with one of the highest return months in recent years.

The performance of the Morningstar US Market Total Return Index was strongest in the Information Technology and Communication Services sectors. During the 12 months ending April 30, 2026, Growth stocks slightly outperformed Value stocks.

The Fund’s holdings focus on dividend income and capital appreciation. The Fund’s emphasis on dividend-paying stocks lowered performance relative to the Morningstar US Market Total Return Index. Financials, Health Care and Energy sectors were leading contributors to the Fund’s performance, while Information Technology, Communication Services and Consumer Discretionary sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to sector allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	10 Year
Applied Finance Dividend Fund - Investor Class	20.20%	7.73%	12.73%
Morningstar US Market Total Return Index¹	30.96%	12.08%	14.86%
Morningstar US Large Mid Value Total Return Index¹	23.44%	11.24%	11.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.
Net Assets	$ 30,600,981
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 93,261
Investment Company, Portfolio Turnover	13.57%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$30,600,981
Number of Holdings	39
Total Net Advisory Fee	$93,261
Portfolio Turnover Rate	13.57%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
Federated Treasury Obligations Fund	5.37%
Cisco Systems, Inc.	3.24%
Marathon Petroleum Corp.	3.16%
Target Corp.	2.97%
State Street Corp.	2.96%
Omega Healthcare Investors, Inc.	2.91%
Hasbro, Inc.	2.86%
Eaton Corp. plc	2.84%
Chevron Corp.	2.83%
The PNC Financial Services Group, Inc.	2.81%

Applied Finance Explorer Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Explorer Fund
Class Name	Institutional Class
Trading Symbol	AFDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Applied Finance Explorer Fund, Institutional Class for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	www.appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.84%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of May 1, 2025 to April 30, 2026, the Applied Finance Explorer Fund Institutional Class (the “Fund”) returned 30.40%.

In comparison, the Morningstar US Market Total Return Index returned 30.96% and the Morningstar US Small Total Return Index returned 31.78% for the same period.

What key factors influenced performance?

US stocks rose strongly from May 2025 through January 2026 as fears over tariffs dissipated. March 2026 saw declines as war in Iran and fears over energy prices dominated news cycles. However, stocks rebounded sharply in April, with one of the highest return months in recent years.

The performance of the Morningstar US Market Total Return Index was strongest in the Information Technology and Communication Services sectors. During the 12 months ending April 30, 2026, Growth stocks slightly outperformed Value stocks.

The Fund’s holdings consist of US small-cap stocks. The Fund’s emphasis on sector allocation with similar exposures to small cap indices lowered performance relative to the Morningstar US Market Total Return Index. Financials, Industrials and Energy sectors were leading contributors to the Fund’s performance, while Information Technology, Communication Services and Consumer Staples sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to sector allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	10 Year
Applied Finance Explorer Fund - Institutional Class	30.40%	20.02%	13.54%
Morningstar US Market Total Return Index¹	30.96%	12.08%	14.86%
Morningstar US Small Total Return Index¹	31.78%	5.68%	10.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.
Net Assets	$ 988,557,614
Holdings Count | Holdings	142
Advisory Fees Paid, Amount	$ 5,647,926
Investment Company, Portfolio Turnover	38.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$988,557,614
Number of Holdings	142
Total Net Advisory Fee	$5,647,926
Portfolio Turnover Rate	38.70%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
Comfort Systems USA, Inc.	2.44%
Sterling Infrastructure, Inc.	1.96%
Par Pacific Holdings, Inc.	1.31%
Dana, Inc.	1.26%
Adeia, Inc.	1.23%
International Seaways, Inc.	1.19%
Enova International, Inc.	1.19%
Element Solutions, Inc.	1.19%
Perimeter Solutions Inc	1.16%
United Therapeutics Corp.	1.05%

Applied Finance Explorer Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Explorer Fund
Class Name	Investor Class
Trading Symbol	AFDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Applied Finance Explorer Fund, Investor Class for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	www.appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$125	1.09%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of May 1, 2025 to April 30, 2026, the Applied Finance Explorer Fund Investor Class (the “Fund”) returned 30.07%.

In comparison, the Morningstar US Market Total Return Index returned 30.96% and the Morningstar US Small Total Return Index returned 31.78% for the same period.

What key factors influenced performance?

US stocks rose strongly from May 2025 through January 2026 as fears over tariffs dissipated. March 2026 saw declines as war in Iran and fears over energy prices dominated news cycles. However, stocks rebounded sharply in April, with one of the highest return months in recent years.

The performance of the Morningstar US Market Total Return Index was strongest in the Information Technology and Communication Services sectors. During the 12 months ending April 30, 2026, Growth stocks slightly outperformed Value stocks.

The Fund’s holdings consist of US small-cap stocks. The Fund’s emphasis on sector allocation with similar exposures to small cap indices lowered performance relative to the Morningstar US Market Total Return Index. Financials, Industrials and Energy sectors were leading contributors to the Fund’s performance, while Information Technology, Communication Services and Consumer Staples sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to sector allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	10 Year
Applied Finance Explorer Fund - Investor Class	30.07%	9.86%	13.27%
Morningstar US Market Total Return Index¹	30.96%	12.08%	14.86%
Morningstar US Small Total Return Index¹	31.78%	5.68%	10.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.
Net Assets	$ 988,557,614
Holdings Count | Holdings	142
Advisory Fees Paid, Amount	$ 5,647,926
Investment Company, Portfolio Turnover	38.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$988,557,614
Number of Holdings	142
Total Net Advisory Fee	$5,647,926
Portfolio Turnover Rate	38.70%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
Comfort Systems USA, Inc.	2.44%
Sterling Infrastructure, Inc.	1.96%
Par Pacific Holdings, Inc.	1.31%
Dana, Inc.	1.26%
Adeia, Inc.	1.23%
International Seaways, Inc.	1.19%
Enova International, Inc.	1.19%
Element Solutions, Inc.	1.19%
Perimeter Solutions Inc	1.16%
United Therapeutics Corp.	1.05%

Applied Finance Select Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Select Fund
Class Name	Institutional Class
Trading Symbol	AFVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Applied Finance Select Fund, Institutional Class for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	www.appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of May 1, 2025 to April 30, 2026, the Applied Finance Select Fund Institutional Class (the “Fund”) returned 25.06%.

In comparison, the Morningstar US Market Total Return Index returned 30.96% and the Morningstar US Large Mid Value Total Return Index returned 23.44% for the same period.

What key factors influenced performance?

US stocks rose strongly from May 2025 through January 2026 as fears over tariffs dissipated. March 2026 saw declines as war in Iran and fears over energy prices dominated news cycles. However, stocks rebounded sharply in April, with one of the highest return months in recent years.

The performance of the Morningstar US Market Total Return Index was strongest in the Information Technology and Communication Services sectors. During the 12 months ending April 30, 2026, Growth stocks slightly outperformed Value stocks.

The Fund’s holdings focus on large-cap stocks in the US universe. The Fund’s emphasis on Value oriented stocks lowered performance relative to the Morningstar US Market Total Return Index. Industrials, Health Care and Energy sectors were leading contributors to the Fund’s performance, while Information Technology, Consumer Discretionary and Financials sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

            Average Annual Total Return

	1 Year	5 Year	Since Inception
Applied Finance Select Fund - Institutional Class	25.06%	8.60%	12.50%
Morningstar US Market Total Return Index¹	30.96%	12.08%	14.66%
Morningstar US Large Mid Value Total Return Index¹	23.44%	11.24%	10.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.
Net Assets	$ 665,199,779
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 3,502,759
Investment Company, Portfolio Turnover	20.13%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$665,199,779
Number of Holdings	52
Total Net Advisory Fee	$3,502,759
Portfolio Turnover Rate	20.13%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc. Class A	3.88%
Applied Materials, Inc.	3.79%
KLA Corp.	3.71%
Cisco Systems, Inc.	3.59%
Apple, Inc.	3.55%
Microsoft Corp.	2.76%
META Platforms, Inc.	2.65%
Oracle Corp.	2.64%
HP, Inc.	2.59%
International Business Machines Corp.	2.56%

Applied Finance Select Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Applied Finance Select Fund
Class Name	Investor Class
Trading Symbol	AFVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Applied Finance Select Fund, Investor Class for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.appliedfinancefunds.com/MutualFunds/InvestorResources. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	www.appliedfinancefunds.com/MutualFunds/InvestorResources
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$113	1.00%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the period of May 1, 2025 to April 30, 2026, the Applied Finance Select Fund Investor Class (the “Fund”) returned 24.76%.

In comparison, the Morningstar US Market Total Return Index returned 30.96% and the Morningstar US Large Mid Value Total Return Index returned 23.44% for the same period.

What key factors influenced performance?

US stocks rose strongly from May 2025 through January 2026 as fears over tariffs dissipated. March 2026 saw declines as war in Iran and fears over energy prices dominated news cycles. However, stocks rebounded sharply in April, with one of the highest return months in recent years.

The performance of the Morningstar US Market Total Return Index was strongest in the Information Technology and Communication Services sectors. During the 12 months ending April 30, 2026, Growth stocks slightly outperformed Value stocks.

The Fund’s holdings focus on large-cap stocks in the US universe. The Fund’s emphasis on Value oriented stocks lowered performance relative to the Morningstar US Market Total Return Index. Industrials, Health Care and Energy sectors were leading contributors to the Fund’s performance, while Information Technology, Consumer Discretionary and Financials sectors were leading detractors relative to the Morningstar US Market Total Return Index. Underperformance was generally due to stock selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Applied Finance Select Fund - Investor Class	24.76%	8.32%	12.25%
Morningstar US Market Total Return Index¹	30.96%	12.08%	14.66%
Morningstar US Large Mid Value Total Return Index¹	23.44%	11.24%	10.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.appliedfinancefunds.com/MutualFunds/InvestorResources for more recent performance information.
Net Assets	$ 665,199,779
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 3,502,759
Investment Company, Portfolio Turnover	20.13%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
Fund Net Assets	$665,199,779
Number of Holdings	52
Total Net Advisory Fee	$3,502,759
Portfolio Turnover Rate	20.13%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc. Class A	3.88%
Applied Materials, Inc.	3.79%
KLA Corp.	3.71%
Cisco Systems, Inc.	3.59%
Apple, Inc.	3.55%
Microsoft Corp.	2.76%
META Platforms, Inc.	2.65%
Oracle Corp.	2.64%
HP, Inc.	2.59%
International Business Machines Corp.	2.56%